Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use assets

(CHF in thousands)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2020	—	793	4,258	3,290	8,341

Additions	9,782	7,350	4,513	995	22,640
Disposals	—	(42)	—	—	(42)
Currency translation	—	(724)	(160)	(141)	(1,025)
Cost at December 31, 2020	9,782	7,377	8,611	4,144	29,914
Additions	68,397	7,587	95,039	818	171,842
Disposals	—	—	(130)	(326)	(456)
Currency translation	(302)	(128)	(628)	(90)	(1,147)
Cost at December 31, 2021	77,878	14,836	102,892	4,547	200,153
Accumulated Depreciation at January 1, 2020	—	(53)	(1,649)	(1,559)	(3,261)
Depreciation	(244)	(1,107)	(1,666)	(1,113)	(4,131)
Disposals	—	—	8	69	77
Currency translation	—	73	48	76	197
Accumulated Depreciation at December 31, 2020	(244)	(1,088)	(3,267)	(2,596)	(7,195)
Depreciation	(4,801)	(1,859)	(7,917)	(968)	(15,544)
Disposals	—	—	87	189	276
Currency translation	57	(16)	133	27	200
Accumulated Depreciation at December 31, 2021	(4,988)	(2,963)	(10,964)	(3,348)	(22,263)
Net Value
at January 1, 2020	—	739	2,609	1,732	5,080
at December 31, 2020	9,538	6,289	5,344	1,548	22,719
at December 31, 2021	72,889	11,873	91,928	1,199	177,890